Commitments and Contingencies	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 10: COMMITMENTS AND CONTINGENCIES

Operating Leases

The Company leases many of its operating and office facilities for various terms under long-term, non-cancelable operating lease agreements. These leases expire at various dates through 2018. Rent expense was approximately $412 and $415 for the years ended December 31, 2015 and 2014. Future minimum lease payments required under the operating leases are as follows: 2016 - $284, 2017 - $96, and 2018 - $68. In March 2016 the Company agreed to lease additional space adjoining its office in Phoenix, Arizona. This will increase the future minimum payments and extend them through 2019.

Settlement

In March 2016 the Company agreed to settle a dispute regarding a contract. The agreement requires the Company to pay $100 to certain parties within 30 days of the agreement. The amount was recorded as an operating expense and included in accrued expenses as of December 31, 2015.